Prospectus Supplement	May 18, 2009

Putnam RetirementReady® Funds
Prospectus dated November 30, 2008

On April 17, 2009, the Board of Trustees of the Putnam RetirementReady Funds approved, effective May 15, 2009, a 3 for 1 share split for each of the Putnam RetirementReady Funds.

Accordingly, the Prospectus is hereby supplemented by inserting the following sentence as the last sentence of the first paragraph in the section entitled “Financial highlights”:

Also included below are financial highlights tables, based in part on unaudited data, that have been restated to give effect to a 3 for 1 share split for each fund effective May 15, 2009.

The Prospectus is hereby further supplemented by inserting the following tables immediately following the existing financial highlights tables in the section entitled “Financial highlights”:

Financial highlights (For a common share outstanding throughout the period)†

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value,	end value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2050 Fund

Class A
July 31, 2008	$21.18	0.21 [d]	(2.85)	(2.64)	(0.51)	(2.20)	(2.71)	—	$15.83	(14.25)	$7,132	.35 [d]	1.13 [d]	151.28
July 31, 2007	18.79	0.17 [d]	2.89	3.06	(0.33)	(0.34)	(0.67)	— [e]	21.18	16.35	10,042	.34 [d]	.81 [d]	67.99
July 31, 2006	18.10	0.16 [d,f]	1.11	1.27	(0.27)	(0.31)	(0.58)	— [e]	18.79	7.07	2,852	.35 [d]	.86 [d,f]	96.90
July 31, 2005**	16.65	— [d,e]	1.45	1.45	—	—	—	—	18.10	8.72 *	274	.09 *[d]	(.02) *[d]	24.76 *

Class B
July 31, 2008	$21.02	0.06 [d]	(2.83)	(2.77)	(0.36)	(2.20)	(2.56)	—	$15.69	(14.91)	$119	1.10 [d]	.31 [d]	151.28
July 31, 2007	18.71	0.02 [d]	2.86	2.88	(0.23)	(0.34)	(0.57)	— [e]	21.02	15.50	143	1.09 [d]	.12 [d]	67.99
July 31, 2006	18.07	0.08 [d,f]	1.04	1.12	(0.17)	(0.31)	(0.48)	— [e]	18.71	6.26	45	1.10 [d]	.43 [d,f]	96.90
July 31, 2005**	16.65	(0.03) [d]	1.45	1.42	—	—	—	—	18.07	8.50 *	31	.28 *[d]	(.16) *[d]	24.76 *

Class C
July 31, 2008	$21.12	0.05 [d]	(2.81)	(2.76)	(0.46)	(2.20)	(2.66)	—	$15.70	(14.90)	$34	1.10 [d]	.29 [d]	151.28
July 31, 2007	18.72	(0.10) [d]	2.98	2.88	(0.14)	(0.34)	(0.48)	— [e]	21.12	15.49	16	1.09 [d]	(.44) [d]	67.99
July 31, 2006	18.07	0.24 [d,f]	0.89	1.13	(0.17)	(0.31)	(0.48)	— [e]	18.72	6.29	1	1.10 [d]	1.31 [d,f]	96.90
July 31, 2005**	16.65	(0.03) [d]	1.45	1.42	—	—	—	—	18.07	8.50 *	4	.28 *[d]	(.16) *[d]	24.76 *

Class M
July 31, 2008	$21.12	0.10 [d]	(2.83)	(2.73)	(0.45)	(2.20)	(2.65)	—	$15.74	(14.69)	$36	.85 [d]	.54 [d]	151.28
July 31, 2007	18.74	(0.02) [d]	2.96	2.94	(0.22)	(0.34)	(0.56)	— [e]	21.12	15.74	29	.84 [d]	(.11) [d]	67.99
July 31, 2006	18.08	0.15 [d,f]	1.02	1.17	(0.20)	(0.31)	(0.51)	— [e]	18.74	6.52	3	.85 [d]	.78 [d,f]	96.90
July 31, 2005**	16.65	(0.02) [d]	1.45	1.43	—	—	—	—	18.08	8.56 *	3	.22 *[d]	(.09) *[d]	24.76 *

Class R
July 31, 2008	$21.12	0.13 [d]	(2.81)	(2.68)	(0.50)	(2.20)	(2.70)	—	$15.74	(14.47)	$150	.60 [d]	.73 [d]	151.28
July 31, 2007	18.77	0.08 [d]	2.92	3.00	(0.31)	(0.34)	(0.65)	— [e]	21.12	16.08	66	.59 [d]	.38 [d]	67.99
July 31, 2006	18.09	0.07 [d,f]	1.14	1.21	(0.22)	(0.31)	(0.53)	— [e]	18.77	6.75	10	.60 [d]	.40 [d,f]	96.90
July 31, 2005**	16.65	(0.01) [d]	1.45	1.44	—	—	—	—	18.09	8.64 *	1	.15 *[d]	(.04) *[d]	24.76 *

Class Y
July 31, 2008	$21.26	0.24 [d]	(2.85)	(2.61)	(0.56)	(2.20)	(2.76)	—	$15.89	(14.04)	$3,417	.10 [d]	1.26 [d]	151.28
July 31, 2007	18.84	0.19 [d]	2.92	3.11	(0.35)	(0.34)	(0.69)	— [e]	21.26	16.65	5,128	.09 [d]	.90 [d]	67.99
July 31, 2006	18.11	0.21 [d,f]	1.11	1.32	(0.28)	(0.31)	(0.59)	— [e]	18.84	7.34	1,047	.10 [d]	1.09 [d,f]	96.90
July 31, 2005**	16.65	0.01 [d]	1.45	1.46	—	—	—	—	18.11	8.76 *	134	.03 *[d]	.05 *[d]	24.76 *

See page 113 for Notes to Financial Highlights.

2 P R O S P E C T U S	3 P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)†
(continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment gain	(loss) on	investment	investment	realized gain on	Total	Redemption	value,	end value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2045 Fund

Class A
July 31, 2008	$26.39	0.26 [d]	(3.04)	(2.78)	(0.93)	(5.58)	(6.51)	— [e]	$17.10	(13.88)	$14,332	.34 [d]	1.21 [d]	133.74
July 31, 2007	24.07	0.25 [d]	3.64	3.89	(0.44)	(1.13)	(1.57)	— [e]	26.39	16.36	22,590	.33 [d]	.93 [d]	78.06
July 31, 2006	23.56	0.28 [d,f]	1.47	1.75	(0.40)	(0.84)	(1.24)	— [e]	24.07	7.50	15,085	.35 [d]	1.14 [d,f]	55.76
July 31, 2005***	21.12	0.09 [d]	2.54	2.63	(0.19)	—	(0.19)	—	23.56	12.51 *	8,136	.26 *[d]	.41 *[d]	42.17 *

Class B
July 31, 2008	$25.42	0.09 [d]	(2.89)	(2.80)	(0.79)	(5.58)	(6.37)	— [e]	$16.25	(14.52)	$158	1.09 [d]	.45 [d]	133.74
July 31, 2007	23.30	0.04 [d]	3.53	3.57	(0.32)	(1.13)	(1.45)	— [e]	25.42	15.49	158	1.08 [d]	.16 [d]	78.06
July 31, 2006	22.92	— [d,f,e]	1.52	1.52	(0.30)	(0.84)	(1.14)	— [e]	23.30	6.71	81	1.10 [d]	(.01) [d,f]	55.76
July 31, 2005***	20.65	(0.08) [d]	2.52	2.44	(0.17)	—	(0.17)	—	22.92	11.87 *	17	.82 *[d]	(.37) *[d]	42.17 *

Class C
July 31, 2008	$25.59	0.08 [d]	(2.90)	(2.82)	(0.80)	(5.58)	(6.38)	— [e]	$16.39	(14.52)	$20	1.09 [d]	.40 [d]	133.74
July 31, 2007	23.40	0.03 [d]	3.55	3.58	(0.26)	(1.13)	(1.39)	— [e]	25.59	15.48	17	1.08 [d]	.12 [d]	78.06
July 31, 2006	22.92	0.11 [d,f]	1.42	1.53	(0.21)	(0.84)	(1.05)	— [e]	23.40	6.70	9	1.10 [d]	.46 [d,f]	55.76
July 31, 2005***	20.65	(0.09) [d]	2.53	2.44	(0.17)	—	(0.17)	—	22.92	11.89 *	10	.82 *[d]	(.39) *[d]	42.17 *

Class M
July 31, 2008	$25.71	0.02 [d]	(2.88)	(2.86)	(0.35)	(5.58)	(5.93)	0.01	$16.93	(14.29)	$7	.84 [d]	.13 [d]	133.74
July 31, 2007	23.44	0.14 [d]	3.52	3.66	(0.26)	(1.13)	(1.39)	— [e]	25.71	15.79	1	.83 [d]	.54 [d]	78.06
July 31, 2006	22.96	0.17 [d,f]	1.42	1.59	(0.27)	(0.84)	(1.11)	— [e]	23.44	6.97	8	.85 [d]	.72 [d,f]	55.76
July 31, 2005***	20.65	(0.02) [d]	2.51	2.49	(0.18)	—	(0.18)	—	22.96	12.09 *	9	.64 *[d]	(.09) *[d]	42.17 *

Class R
July 31, 2008	$26.84	0.17 [d]	(3.06)	(2.89)	(0.93)	(5.58)	(6.51)	— [e]	$17.44	(14.08)	$364	.59 [d]	.82 [d]	133.74
July 31, 2007	24.53	0.14 [d]	3.76	3.90	(0.46)	(1.13)	(1.59)	— [e]	26.84	16.09	193	.58 [d]	.52 [d]	78.06
July 31, 2006 [1]	24.04	(0.02) [d,f]	0.51	0.49	—	-	—	— [e]	24.53	2.04 *	19	.36 *[d]	(.09) *[d,f]	55.76
December 19, 2005 [2]	23.00	0.49 [d]	0.55	1.04	—	-	—	—	24.04	4.55 *	—	.23 *[d]	2.12 d*	36.08 *
July 31, 2005***	20.65	0.10 [d]	2.44	2.54	(0.19)	—	(0.19)	—	23.00	12.33 *	1	.45 *[d]	.45 *[d]	42.17 *

Class Y
July 31, 2008	$28.99	0.31 [d]	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [e]	$19.33	(13.66)	$7,181	.09 [d]	1.29 [d]	133.74
July 31, 2007	26.29	0.36 [d]	3.96	4.32	(0.49)	(1.13)	(1.62)	— [e]	28.99	16.66	12,015	.08 [d]	1.25 [d]	78.06
July 31, 2006	25.60	0.36 [d,f]	1.61	1.97	(0.44)	(0.84)	(1.28)	— [e]	26.29	7.77	10,378	.10 [d]	1.37 [d,f]	36.08
July 31, 2005***	22.90	0.15 [d]	2.75	2.90	(0.20)	—	(0.20)	—	25.60	12.72 *	7,926	.07 *[d]	.63 *[d]	42.17 *

See page 113 for Notes to Financial Highlights.

4 P R O S P E C T U S	5 P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)†
(continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2040 Fund

Class A
July 31, 2008	$26.10	0.31 [d]	(3.06)	(2.75)	(0.93)	(4.92)	(5.85)	— [e]	$17.50	(13.48)	$20,919	.34 [d]	1.44 [d]	133.96
July 31, 2007	24.01	0.29 [d]	3.45	3.74	(0.46)	(1.19)	(1.65)	— [e]	26.10	15.77	30,802	.33 [d]	1.11 [d]	60.17
July 31, 2006	23.58	0.30 [d,f]	1.42	1.72	(0.39)	(0.90)	(1.29)	— [e]	24.01	7.38	21,829	.35 [d]	1.24 [d,f]	54.52
July 31, 2005***	21.15	0.11 [d]	2.49	2.60	(0.17)	—	(0.17)	— [e]	23.58	12.37 *	12,230	.26 *[d]	.48 *[d]	39.79 *

Class B
July 31, 2008	$25.12	0.10 [d]	(2.88)	(2.78)	(0.75)	(4.92)	(5.67)	— [e]	$16.67	(14.12)	$338	1.09 [d]	.50 [d]	133.96
July 31, 2007	23.25	0.08 [d]	3.35	3.43	(0.37)	(1.19)	(1.56)	— [e]	25.12	14.91	278	1.08 [d]	.30 [d]	60.17
July 31, 2006	22.92	0.05 [d,f]	1.45	1.50	(0.27)	(0.90)	(1.17)	— [e]	23.25	6.58	127	1.10 [d]	.22 [d,f]	54.52
July 31, 2005***	20.65	(0.08) [d]	2.50	2.42	(0.15)	—	(0.15)	— [e]	22.92	11.75 *	37	.82 *[d]	(.38) *[d]	39.79 *

Class C
July 31, 2008	$25.20	0.11 [d]	(2.88)	(2.77)	(0.86)	(4.92)	(5.78)	— [e]	$16.65	(14.11)	$30	1.09 [d]	.57 [d]	133.96
July 31, 2007	23.31	0.01 [d]	3.42	3.43	(0.35)	(1.19)	(1.54)	— [e]	25.20	14.92	18	1.08 [d]	.05 [d]	60.17
July 31, 2006	22.92	0.11 [d,f]	1.39	1.50	(0.21)	(0.90)	(1.11)	— [e]	23.31	6.60	2	1.10 [d]	.46 [d,f]	54.52
July 31, 2005***	20.65	0.02 [d]	2.40	2.42	(0.15)	—	(0.15)	— [e]	22.92	11.77 *	1	.82 *[d]	.09 *[d]	39.79 *

Class M
July 31, 2008	$25.24	0.18 [d]	(2.92)	(2.74)	(0.76)	(4.92)	(5.68)	— [e]	$16.82	(13.90)	$9	.84 [d]	.88 [d]	133.96
July 31, 2007	23.32	0.19 [d]	3.31	3.50	(0.39)	(1.19)	(1.58)	— [e]	25.24	15.19	14	.83 [d]	.76 [d]	60.17
July 31, 2006	22.94	0.15 [d,f]	1.41	1.56	(0.28)	(0.90)	(1.18)	— [e]	23.32	6.85	23	.85 [d]	.64 [d,f]	54.52
July 31, 2005***	20.65	0.02 [d]	2.44	2.46	(0.17)	—	(0.17)	— [e]	22.94	11.96 *	11	.64 *[d]	.11 *[d]	39.79 *

Class R
July 31, 2008	$26.61	0.20 [d]	(3.06)	(2.86)	(0.94)	(4.92)	(5.86)	— [e]	$17.89	(13.68)	$499	.59 [d]	.98 [d]	133.96
July 31, 2007	24.50	0.20 [d]	3.55	3.75	(0.45)	(1.19)	(1.64)	— [e]	26.61	15.49	158	.58 [d]	.75 [d]	60.17
July 31, 2006 [1]	24.01	0.01 [d,f]	0.48	0.49	—	-	—	— [e]	24.50	2.01 *	46	.36 *[d]	.05 *[d,f]	54.52
December 19, 2005 [2]	22.99	0.49 [d]	0.53	1.02	—	-	—	—	24.01	4.45 *	—	.23 *[d]	2.10 *[d]	39.73 *
July 31, 2005***	20.65	0.10 [d]	2.41	2.51	(0.17)	—	(0.17)	— [e]	22.99	12.20 *	1	.45 *[d]	.47 *[d]	39.79 *

Class Y
July 31, 2008	$28.57	0.36 [d]	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [e]	$19.63	(13.26)	$9,917	.09 [d]	1.50 [d]	133.96
July 31, 2007	26.13	0.40 [d]	3.74	4.14	(0.51)	(1.19)	(1.70)	— [e]	28.57	16.06	16,298	.08 [d]	1.39 [d]	60.17
July 31, 2006	25.53	0.38 [d,f]	1.56	1.94	(0.44)	(0.90)	(1.34)	— [e]	26.13	7.66	12,548	.10 [d]	1.46 [d,f]	54.52
July 31, 2005***	22.85	0.17 [d]	2.69	2.86	(0.18)	—	(0.18)	— [e]	25.53	12.58 *	8,983	.07 *[d]	.68 *[d]	39.79 *

See page 113 for Notes to Financial Highlights.

6 P R O S P E C T U S	7 P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)†
(continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2035 Fund

Class A
July 31, 2008	$25.13	0.34 [d]	(2.84)	(2.50)	(0.94)	(4.67)	(5.61)	— [e]	$17.02	(12.79)	$29,945	.34 [d]	1.65 [d]	126.79
July 31, 2007	23.42	0.33 [d]	3.17	3.50	(0.49)	(1.30)	(1.79)	— [e]	25.13	15.18	43,169	.33 [d]	1.30 [d]	58.16
July 31, 2006	23.14	0.33 [d,f]	1.25	1.58	(0.42)	(0.88)	(1.30)	— [e]	23.42	6.87	31,513	.35 [d]	1.41 [d,f]	51.70
July 31, 2005***	20.85	0.13 [d]	2.31	2.44	(0.15)	—	(0.15)	—	23.14	11.76 *	21,274	.26 *[d]	.58 *[d]	36.45 *

Class B
July 31, 2008	$24.06	0.16 [d]	(2.69)	(2.53)	(0.79)	(4.67)	(5.46)	— [e]	$16.07	(13.46)	$486	1.09 [d]	.85 [d]	126.79
July 31, 2007	22.54	0.13 [d]	3.05	3.18	(0.36)	(1.30)	(1.66)	— [e]	24.06	14.32	510	1.08 [d]	.55 [d]	58.16
July 31, 2006	22.43	0.13 [d,f]	1.22	1.35	(0.36)	(0.88)	(1.24)	— [e]	22.54	6.08	308	1.10 [d]	.55 [d,f]	51.70
July 31, 2005***	20.31	(0.03) [d]	2.30	2.27	(0.15)	—	(0.15)	—	22.43	11.15 *	67	.82 *[d]	(.13) *[d]	36.45 *

Class C
July 31, 2008	$24.12	0.15 [d]	(2.68)	(2.53)	(0.82)	(4.67)	(5.49)	— [e]	$16.10	(13.45)	$108	1.09 [d]	.78 [d]	126.79
July 31, 2007	22.69	0.14 [d]	3.06	3.20	(0.47)	(1.30)	(1.77)	— [e]	24.12	14.31	83	1.08 [d]	.58 [d]	58.16
July 31, 2006	22.45	0.06 [d,f]	1.30	1.36	(0.24)	(0.88)	(1.12)	— [e]	22.69	6.13	7	1.10 [d]	.26 [d,f]	51.70
July 31, 2005***	20.31	0.03 [d]	2.24	2.27	(0.13)	—	(0.13)	—	22.45	11.15 *	1	.82 *[d]	.15 *[d]	36.45 *

Class M
July 31, 2008	$24.26	0.21 [d]	(2.72)	(2.51)	(0.83)	(4.67)	(5.50)	— [e]	$16.25	(13.23)	$53	.84 [d]	1.08 [d]	126.79
July 31, 2007	22.68	0.18 [d]	3.09	3.27	(0.39)	(1.30)	(1.69)	— [e]	24.26	14.60	63	.83 [d]	.74 [d]	58.16
July 31, 2006	22.47	0.19 [d,f]	1.22	1.41	(0.32)	(0.88)	(1.20)	— [e]	22.68	6.35	37	.85 [d]	.82 [d,f]	51.70
July 31, 2005***	20.31	— [d,e]	2.31	2.31	(0.15)	—	(0.15)	—	22.47	11.35 *	20	.64 *[d]	(.02) *[d]	36.45 *

Class R
July 31, 2008	$24.66	0.25 [d]	(2.74)	(2.49)	(0.93)	(4.67)	(5.60)	— [e]	$16.57	(13.01)	$500	.59 [d]	1.28 [d]	126.79
July 31, 2007	23.08	0.21 [d]	3.17	3.38	(0.50)	(1.30)	(1.80)	— [e]	24.66	14.89	302	.58 [d]	.83 [d]	58.16
July 31, 2006	22.51	0.22 [d,f]	1.23	1.45	—	(0.88)	(0.88)	— [e]	23.08	6.48	25	.60 [d]	.96 [d,f]	51.70
July 31, 2005***	20.31	0.12 [d]	2.23	2.35	(0.15)	—	(0.15)	—	22.51	11.58 *	1	.45 *[d]	.52 *[d]	36.45 *

Class Y
July 31, 2008	$27.59	0.41 [d]	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [e]	$19.14	(12.61)	$17,989	.09 [d]	1.77 [d]	126.79
July 31, 2007	25.53	0.43 [d]	3.47	3.90	(0.54)	(1.30)	(1.84)	— [e]	27.59	15.47	29,456	.08 [d]	1.57 [d]	58.16
July 31, 2006	25.10	0.42 [d,f]	1.35	1.77	(0.46)	(0.88)	(1.34)	— [e]	25.53	7.16	26,650	.10 [d]	1.63 [d,f]	51.70
July 31, 2005***	22.56	0.19 [d]	2.51	2.70	(0.16)	—	(0.16)	—	25.10	11.96 *	20,730	.07 *[d]	.77 *[d]	36.45 *

See page 113 for Notes to Financial Highlights.

8 P R O S P E C T U S	9 P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)†
(continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2030 Fund

Class A
July 31, 2008	$24.69	0.39 [d]	(2.70)	(2.31)	(0.94)	(4.59)	(5.53)	— [e]	$16.85	(12.03)	$38,938	.34 [d]	1.93 [d]	122.17
July 31, 2007	23.13	0.37 [d]	2.95	3.32	(0.51)	(1.25)	(1.76)	— [e]	24.69	14.57	55,378	.32 [d]	1.50 [d]	65.00
July 31, 2006	22.86	0.37 [d,f]	1.12	1.49	(0.43)	(0.79)	(1.22)	— [e]	23.13	6.57	46,153	.35 [d]	1.57 [d,f]	48.81
July 31, 2005***	20.70	0.15 [d]	2.15	2.30	(0.14)	—	(0.14)	—	22.86	11.14 *	32,720	.26 *[d]	.66 *[d]	34.59 *

Class B
July 31, 2008	$23.91	0.20 [d]	(2.57)	(2.37)	(0.78)	(4.59)	(5.37)	— [e]	$16.17	(12.70)	$687	1.09 [d]	1.07 [d]	122.17
July 31, 2007	22.50	0.18 [d]	2.85	3.03	(0.37)	(1.25)	(1.62)	— [e]	23.91	13.70	609	1.07 [d]	.74 [d]	65.00
July 31, 2006	22.33	0.20 [d,f]	1.09	1.29	(0.33)	(0.79)	(1.12)	— [e]	22.50	5.77	302	1.10 [d]	.86 [d,f]	48.81
July 31, 2005***	20.31	(0.04) [d]	2.18	2.14	(0.12)	—	(0.12)	—	22.33	10.54 *	225	.82 *[d]	(.20) *[d]	34.59 *

Class C
July 31, 2008	$24.03	0.20 [d]	(2.59)	(2.39)	(0.81)	(4.59)	(5.40)	— [e]	$16.24	(12.72)	$118	1.09 [d]	1.03 [d]	122.17
July 31, 2007	22.45	0.11 [d]	2.93	3.04	(0.21)	(1.25)	(1.46)	— [e]	24.03	13.71	90	1.07 [d]	.45 [d]	65.00
July 31, 2006	22.33	0.21 [d,f]	1.07	1.28	(0.37)	(0.79)	(1.16)	— [e]	22.45	5.77	43	1.10 [d]	.95 [d,f]	48.81
July 31, 2005***	20.31	(0.02) [d]	2.16	2.14	(0.12)	—	(0.12)	—	22.33	10.52 *	22	.82 *[d]	(.10) *[d]	34.59 *

Class M
July 31, 2008	$23.95	0.27 [d]	(2.60)	(2.33)	(0.83)	(4.59)	(5.42)	— [e]	$16.20	(12.49)	$691	.84 [d]	1.38 [d]	122.17
July 31, 2007	22.55	0.25 [d]	2.86	3.11	(0.46)	(1.25)	(1.71)	— [e]	23.95	13.99	776	.82 [d]	1.04 [d]	65.00
July 31, 2006	22.36	0.12 [d,f]	1.21	1.33	(0.35)	(0.79)	(1.14)	— [e]	22.55	6.03	604	.85 [d]	.54 [d,f]	48.81
July 31, 2005***	20.31	0.01 [d]	2.17	2.18	(0.13)	—	(0.13)	—	22.36	10.74 *	43	.64 *[d]	.03 *[d]	34.59 *

Class R
July 31, 2008	$24.00	0.29 [d]	(2.57)	(2.28)	(0.94)	(4.59)	(5.53)	— [e]	$16.19	(12.28)	$704	.59 [d]	1.57 [d]	122.17
July 31, 2007	22.56	0.27 [d]	2.90	3.17	(0.48)	(1.25)	(1.73)	— [e]	24.00	14.27	246	.57 [d]	1.10 [d]	65.00
July 31, 2006	22.40	0.29 [d,f]	1.10	1.39	(0.44)	(0.79)	(1.23)	— [e]	22.56	6.29	81	.60 [d]	1.28 [d,f]	48.81
July 31, 2005***	20.31	0.13 [d]	2.09	2.22	(0.13)	—	(0.13)	—	22.40	10.96 *	1	.45 *[d]	.58 *[d]	34.59 *

Class Y
July 31, 2008	$26.86	0.47 [d]	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [e]	$18.74	(11.84)	$25,779	.09 [d]	2.09 [d]	122.17
July 31, 2007	25.01	0.48 [d]	3.18	3.66	(0.56)	(1.25)	(1.81)	— [e]	26.86	14.85	36,228	.07 [d]	1.78 [d]	65.00
July 31, 2006	24.61	0.45 [d,f]	1.21	1.66	(0.47)	(0.79)	(1.26)	— [e]	25.01	6.84	42,547	.10 [d]	1.79 [d,f]	48.81
July 31, 2005***	22.24	0.19 [d]	2.33	2.52	(0.15)	—	(0.15)	—	24.61	11.35 *	37,340	.07 *[d]	.81 *[d]	34.59 *

See page 113 for Notes to Financial Highlights.

10	P R O S P E C T U S	11	P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)† (continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2025 Fund

Class A
July 31, 2008	$25.65	0.47 [d]	(2.68)	(2.21)	(0.97)	(4.69)	(5.66)	— [e]	$17.78	(11.07)	$46,218	.34 [d]	2.18 [d]	118.18
July 31, 2007	24.30	0.43 [d]	2.90	3.33	(0.55)	(1.43)	(1.98)	— [e]	25.65	13.91	68,996	.32 [d]	1.67 [d]	62.81
July 31, 2006	24.06	0.42 [d,f]	1.05	1.47	(0.45)	(0.78)	(1.23)	— [e]	24.30	6.19	61,670	.35 [d]	1.74 [d,f]	53.14
July 31, 2005***	21.89	0.17 [d]	2.13	2.30	(0.13)	—	(0.13)	— [e]	24.06	10.53 *	48,529	.26 *[d]	.75 *[d]	25.48 *

Class B
July 31, 2008	$24.55	0.28 [d]	(2.53)	(2.25)	(0.81)	(4.69)	(5.50)	— [e]	$16.80	(11.74)	$928	1.09 [d]	1.40 [d]	118.18
July 31, 2007	23.40	0.22 [d]	2.79	3.01	(0.43)	(1.43)	(1.86)	— [e]	24.55	13.06	1,144	1.07 [d]	.90 [d]	62.81
July 31, 2006	23.29	0.20 [d,f]	1.05	1.25	(0.36)	(0.78)	(1.14)	— [e]	23.40	5.40	717	1.10 [d]	.84 [d,f]	53.14
July 31, 2005***	21.31	(0.02) [d]	2.13	2.11	(0.13)	—	(0.13)	— [e]	23.29	9.91 *	211	.82 *[d]	(.08) *[d]	25.48 *

Class C
July 31, 2008	$24.64	0.28 [d]	(2.53)	(2.25)	(0.83)	(4.69)	(5.52)	— [e]	$16.87	(11.74)	$151	1.09 [d]	1.39 [d]	118.18
July 31, 2007	23.45	0.23 [d]	2.79	3.02	(0.40)	(1.43)	(1.83)	— [e]	24.64	13.07	181	1.07 [d]	.91 [d]	62.81
July 31, 2006	23.31	0.18 [d,f]	1.07	1.25	(0.33)	(0.78)	(1.11)	— [e]	23.45	5.41	103	1.10 [d]	.74 [d,f]	53.14
July 31, 2005***	21.31	(0.01) [d]	2.12	2.11	(0.11)	—	(0.11)	— [e]	23.31	9.89 *	45	.82 *[d]	(.05) *[d]	25.48 *

Class M
July 31, 2008	$24.72	0.34 [d]	(2.56)	(2.22)	(0.85)	(4.69)	(5.54)	— [e]	$16.96	(11.53)	$120	.84 [d]	1.67 [d]	118.18
July 31, 2007	23.49	0.29 [d]	2.80	3.09	(0.43)	(1.43)	(1.86)	— [e]	24.72	13.34	295	.82 [d]	1.16 [d]	62.81
July 31, 2006	23.33	0.28 [d,f]	1.03	1.31	(0.37)	(0.78)	(1.15)	— [e]	23.49	5.66	264	.85 [d]	1.19 [d,f]	53.14
July 31, 2005***	21.31	0.04 [d]	2.11	2.15	(0.13)	—	(0.13)	— [e]	23.33	10.12 *	173	.64 *[d]	.17 *[d]	25.48 *

Class R
July 31, 2008	$24.72	0.34 [d]	(2.50)	(2.16)	(0.96)	(4.69)	(5.65)	— [e]	$16.91	(11.30)	$697	.59 [d]	1.77 [d]	118.18
July 31, 2007	23.54	0.33 [d]	2.83	3.16	(0.55)	(1.43)	(1.98)	— [e]	24.72	13.64	284	.57 [d]	1.31 [d]	62.81
July 31, 2006	23.38	0.22 [d,f]	1.15	1.37	(0.43)	(0.78)	(1.21)	— [e]	23.54	5.93	111	.60 [d]	.97 [d,f]	53.14
July 31, 2005***	21.31	0.14 [d]	2.06	2.20	(0.13)	—	(0.13)	— [e]	23.38	10.31 *	1	.45 *[d]	.64 *[d]	25.48 *

Class Y
July 31, 2008	$25.77	0.50 [d]	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [e]	$17.87	(10.85)	$34,366	.09 [d]	2.32 [d]	118.18
July 31, 2007	24.40	0.51 [d]	2.89	3.40	(0.60)	(1.43)	(2.03)	— [e]	25.77	14.20	51,638	.07 [d]	1.96 [d]	62.81
July 31, 2006	24.14	0.47 [d,f]	1.07	1.54	(0.50)	(0.78)	(1.28)	— [e]	24.40	6.47	59,810	.10 [d]	1.93 [d,f]	53.14
July 31, 2005***	21.93	0.21 [d]	2.14	2.35	(0.14)	—	(0.14)	— [e]	24.14	10.72 *	60,668	.07 *[d]	.90 *[d]	25.48 *

See page 113 for Notes to Financial Highlights.

12	P R O S P E C T U S	13	P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)† (continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2020 Fund

Class A
July 31, 2008	$23.04	0.52 [d]	(2.29)	(1.77)	(0.89)	(3.37)	(4.26)	— [e]	$17.01	(9.55)	$53,340	.34 [d]	2.58 [d]	115.17
July 31, 2007	22.04	0.46 [d]	2.23	2.69	(0.56)	(1.13)	(1.69)	— [e]	23.04	12.36	88,759	.32 [d]	1.99 [d]	56.03
July 31, 2006	22.00	0.43 [d,f]	0.62	1.05	(0.44)	(0.57)	(1.01)	— [e]	22.04	4.86	81,232	.35 [d]	1.93 [d,f]	46.91
July 31, 2005***	20.21	0.18 [d]	1.72	1.90	(0.11)	—	(0.11)	—	22.00	9.41 *	53,180	.26 *[d]	.85 *[d]	30.16 *

Class B
July 31, 2008	$22.45	0.33 [d]	(2.20)	(1.87)	(0.75)	(3.37)	(4.12)	— [e]	$16.46	(10.26)	$794	1.09 [d]	1.75 [d]	115.17
July 31, 2007	21.57	0.28 [d]	2.18	2.46	(0.45)	(1.13)	(1.58)	— [e]	22.45	11.53	750	1.07 [d]	1.23 [d]	56.03
July 31, 2006	21.63	0.26 [d,f]	0.62	0.88	(0.37)	(0.57)	(0.94)	— [e]	21.57	4.08	543	1.10 [d]	1.18 [d,f]	46.91
July 31, 2005***	19.98	0.03 [d]	1.73	1.76	(0.11)	—	(0.11)	—	21.63	8.79 *	241	.82 *[d]	.12 *[d]	30.16 *

Class C
July 31, 2008	$22.57	0.33 [d]	(2.21)	(1.88)	(0.77)	(3.37)	(4.14)	— [e]	$16.55	(10.24)	$236	1.09 [d]	1.77 [d]	115.17
July 31, 2007	21.61	0.27 [d]	2.20	2.47	(0.38)	(1.13)	(1.51)	— [e]	22.57	11.53	178	1.07 [d]	1.16 [d]	56.03
July 31, 2006	21.64	0.25 [d,f]	0.62	0.87	(0.33)	(0.57)	(0.90)	— [e]	21.61	4.06	109	1.10 [d]	1.16 [d,f]	46.91
July 31, 2005***	19.98	0.03 [d]	1.73	1.76	(0.10)	—	(0.10)	—	21.64	8.79 *	61	.82 *[d]	.12 *[d]	30.16 *

Class M
July 31, 2008	$22.57	0.39 [d]	(2.22)	(1.83)	(0.81)	(3.37)	(4.18)	— [e]	$16.56	(10.03)	$440	.84 [d]	2.03 [d]	115.17
July 31, 2007	21.64	0.33 [d]	2.20	2.53	(0.47)	(1.13)	(1.60)	— [e]	22.57	11.82	1,056	.82 [d]	1.44 [d]	56.03
July 31, 2006	21.66	0.32 [d,f]	0.61	0.93	(0.38)	(0.57)	(0.95)	— [e]	21.64	4.34	535	.85 [d]	1.49 [d,f]	46.91
July 31, 2005***	19.98	0.06 [d]	1.73	1.79	(0.11)	—	(0.11)	—	21.66	9.00 *	276	.64 *[d]	.30 *[d]	30.16 *

Class R
July 31, 2008	$22.60	0.40 [d]	(2.18)	(1.78)	(0.88)	(3.37)	(4.25)	— [e]	$16.57	(9.78)	$612	.59 [d]	2.17 [d]	115.17
July 31, 2007	21.67	0.39 [d]	2.20	2.59	(0.53)	(1.13)	(1.66)	— [e]	22.60	12.09	232	.57 [d]	1.69 [d]	56.03
July 31, 2006	21.72	0.39 [d,f]	0.61	1.00	(0.48)	(0.57)	(1.05)	— [e]	21.67	4.62	102	.60 [d]	1.81 [d,f]	46.91
July 31, 2005***	19.98	0.15 [d]	1.69	1.84	(0.10)	—	(0.10)	—	21.72	9.25 *	1	.45 *[d]	.71 *[d]	30.16 *

Class Y
July 31, 2008	$24.83	0.60 [d]	(2.49)	(1.89)	(0.96)	(3.37)	(4.33)	— [e]	$18.61	(9.33)	$35,542	.09 [d]	2.76 [d]	115.17
July 31, 2007	23.63	0.56 [d]	2.38	2.94	(0.61)	(1.13)	(1.74)	— [e]	24.83	12.63	52,519	.07 [d]	2.26 [d]	56.03
July 31, 2006	23.49	0.52 [d,f]	0.68	1.20	(0.49)	(0.57)	(1.06)	— [e]	23.63	5.13	73,375	.10 [d]	2.18 [d,f]	46.91
July 31, 2005***	21.54	0.23 [d]	1.84	2.07	(0.12)	—	(0.12)	—	23.49	9.60 *	66,682	.07 *[d]	1.01 *[d]	30.16 *

See page 113 for Notes to Financial Highlights.

14	P R O S P E C T U S	15	P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)†
(continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2015 Fund

Class A
July 31, 2008	$22.61	0.66 [d]	(1.96)	(1.30)	(0.93)	(2.24)	(3.17)	— [e]	$18.14	(6.78)	$62,496	.34 [d]	3.25 [d]	108.96
July 31, 2007	21.88	0.58 [d]	1.67	2.25	(0.58)	(0.94)	(1.52)	— [e]	22.61	10.37	83,238	.32 [d]	2.55 [d]	68.94
July 31, 2006	22.40	0.51 [d,f]	0.31	0.82	(0.53)	(0.81)	(1.34)	— [e]	21.88	3.71	66,033	.35 [d]	2.31 [d,f]	62.70
July 31, 2005***	20.85	0.22 [d]	1.42	1.64	(0.09)	—	(0.09)	—	22.40	7.90 *	56,457	.26 *[d]	1.01 *[d]	26.37 *

Class B
July 31, 2008	$22.05	0.49 [d]	(1.91)	(1.42)	(0.76)	(2.24)	(3.00)	— [e]	$17.63	(7.48)	$465	1.09 [d]	2.48 [d]	108.96
July 31, 2007	21.44	0.40 [d]	1.63	2.03	(0.48)	(0.94)	(1.42)	— [e]	22.05	9.55	781	1.07 [d]	1.80 [d]	68.94
July 31, 2006	22.07	0.32 [d,f]	0.33	0.65	(0.47)	(0.81)	(1.28)	— [e]	21.44	2.95	372	1.10 [d]	1.46 [d,f]	62.70
July 31, 2005***	20.65	0.07 [d]	1.43	1.50	(0.08)	—	(0.08)	—	22.07	7.30 *	165	.82 *[d]	.35 *[d]	26.37 *

Class C
July 31, 2008	$22.09	0.48 [d]	(1.90)	(1.42)	(0.74)	(2.24)	(2.98)	— [e]	$17.69	(7.47)	$363	1.09 [d]	2.47 [d]	108.96
July 31, 2007	21.44	0.39 [d]	1.62	2.01	(0.42)	(0.94)	(1.36)	— [e]	22.09	9.54	168	1.07 [d]	1.77 [d]	68.94
July 31, 2006	22.06	0.34 [d,f]	0.31	0.65	(0.46)	(0.81)	(1.27)	— [e]	21.44	2.93	231	1.10 [d]	1.56 [d,f]	62.70
July 31, 2005***	20.65	0.08 [d]	1.42	1.50	(0.09)	—	(0.09)	—	22.06	7.32 *	90	.82 *[d]	.38 *[d]	26.37 *

Class M
July 31, 2008	$22.23	0.52 [d]	(1.90)	(1.38)	(0.83)	(2.24)	(3.07)	— [e]	$17.78	(7.24)	$499	.84 [d]	2.71 [d]	108.96
July 31, 2007	21.54	0.46 [d]	1.63	2.09	(0.46)	(0.94)	(1.40)	— [e]	22.23	9.82	156	.82 [d]	2.03 [d]	68.94
July 31, 2006	22.10	0.41 [d,f]	0.30	0.71	(0.46)	(0.81)	(1.27)	— [e]	21.54	3.19	139	.85 [d]	1.89 [d,f]	62.70
July 31, 2005***	20.65	0.12 [d]	1.42	1.54	(0.09)	—	(0.09)	—	22.10	7.52 *	142	.64 *[d]	.54 *[d]	26.37 *

Class R
July 31, 2008	$22.24	0.57 [d]	(1.90)	(1.33)	(0.92)	(2.24)	(3.16)	— [e]	$17.75	(7.02)	$340	.59 [d]	2.96 [d]	108.96
July 31, 2007	21.56	0.49 [d]	1.66	2.15	(0.53)	(0.94)	(1.47)	— [e]	22.24	10.09	112	.57 [d]	2.16 [d]	68.94
July 31, 2006	22.16	0.61 [d,f]	0.16	0.77	(0.56)	(0.81)	(1.37)	— [e]	21.56	3.51	4	.60 [d]	2.82 [d,f]	62.70
July 31, 2005***	20.65	0.18 [d]	1.42	1.60	(0.09)	—	(0.09)	—	22.16	7.75 *	1	.45 *[d]	.84 *[d]	26.37 *

Class Y
July 31, 2008	$22.70	0.72 [d]	(1.97)	(1.25)	(0.99)	(2.24)	(3.23)	— [e]	$18.22	(6.54)	$27,832	.09 [d]	3.47 [d]	108.96
July 31, 2007	21.96	0.63 [d]	1.67	2.30	(0.62)	(0.94)	(1.56)	— [e]	22.70	10.64	45,725	.07 [d]	2.78 [d]	68.94
July 31, 2006	22.47	0.56 [d,f]	0.32	0.88	(0.58)	(0.81)	(1.39)	— [e]	21.96	3.97	63,487	.10 [d]	2.49 [d,f]	62.70
July 31, 2005***	20.88	0.26 [d]	1.43	1.69	(0.10)	—	(0.10)	—	22.47	8.10 *	84,103	.07 *[d]	1.18 *[d]	26.37 *

See page 113 for Notes to Financial Highlights.

16	P R O S P E C T U S	17	P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)†
(continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady 2010 Fund

Class A
July 31, 2008	$19.72	0.72 [d]	(1.49)	(0.77)	(0.91)	(0.97)	(1.88)	— [e]	$17.07	(4.40)	$23,725	.34 [d]	3.89 [d]	129.01
July 31, 2007	19.54	0.65 [d]	0.91	1.56	(0.69)	(0.69)	(1.38)	— [e]	19.72	8.11	40,696	.31 [d]	3.29 [d]	56.75
July 31, 2006	19.89	0.56 [d,f]	(0.06)	0.50	(0.51)	(0.34)	(0.85)	— [e]	19.54	2.54	44,579	.34 [d]	2.84 [d,f]	61.79
July 31, 2005***	18.91	0.24 [d]	0.81	1.05	(0.07)	—	(0.07)	—	19.89	5.55 *	39,291	.26 *[d]	1.26 *[d]	33.53 *

Class B
July 31, 2008	$19.26	0.56 [d]	(1.45)	(0.89)	(0.77)	(0.97)	(1.74)	— [e]	$16.63	(5.11)	$242	1.09 [d]	3.15 [d]	129.01
July 31, 2007	19.17	0.50 [d]	0.88	1.38	(0.60)	(0.69)	(1.29)	— [e]	19.26	7.29	253	1.06 [d]	2.55 [d]	56.75
July 31, 2006	19.51	0.40 [d,f]	(0.05)	0.35	(0.35)	(0.34)	(0.69)	— [e]	19.17	1.78	228	1.09 [d]	2.08 [d,f]	61.79
July 31, 2005***	18.65	0.12 [d]	0.81	0.93	(0.07)	—	(0.07)	—	19.51	4.98 *	84	.82 *[d]	.65 *[d]	33.53 *

Class C
July 31, 2008	$19.20	0.55 [d]	(1.43)	(0.88)	(0.79)	(0.97)	(1.76)	— [e]	$16.56	(5.11)	$307	1.09 [d]	3.12 [d]	129.01
July 31, 2007	19.08	0.50 [d]	0.87	1.37	(0.56)	(0.69)	(1.25)	— [e]	19.20	7.28	91	1.06 [d]	2.55 [d]	56.75
July 31, 2006	19.52	0.41 [d,f]	(0.06)	0.35	(0.45)	(0.34)	(0.79)	— [e]	19.08	1.78	36	1.09 [d]	2.12 [d,f]	61.79
July 31, 2005***	18.65	0.14 [d]	0.79	0.93	(0.06)	—	(0.06)	—	19.52	4.98 *	15	.82 *[d]	.71 *[d]	33.53 *

Class M
July 31, 2008	$19.26	0.60 [d]	(1.43)	(0.83)	(0.80)	(0.97)	(1.77)	— [e]	$16.66	(4.87)	$554	.84 [d]	3.35 [d]	129.01
July 31, 2007	19.13	0.54 [d]	0.88	1.42	(0.60)	(0.69)	(1.29)	— [e]	19.26	7.56	126	.81 [d]	2.79 [d]	56.75
July 31, 2006	19.56	0.46 [d,f]	(0.07)	0.39	(0.48)	(0.34)	(0.82)	— [e]	19.13	2.03	124	.84 [d]	2.39 [d,f]	61.79
July 31, 2005***	18.65	0.19 [d]	0.78	0.97	(0.06)	—	(0.06)	—	19.56	5.19 *	55	.64 *[d]	.97 *[d]	33.53 *

Class R
July 31, 2008	$19.31	0.64 [d]	(1.43)	(0.79)	(0.88)	(0.97)	(1.85)	— [e]	$16.67	(4.63)	$399	.59 [d]	3.62 [d]	129.01
July 31, 2007	19.17	0.59 [d]	0.88	1.47	(0.64)	(0.69)	(1.33)	— [e]	19.31	7.83	216	.56 [d]	3.05 [d]	56.75
July 31, 2006	19.59	0.53 [d,f]	(0.08)	0.45	(0.53)	(0.34)	(0.87)	— [e]	19.17	2.30	80	.59 [d]	2.80 [d,f]	61.79
July 31, 2005***	18.65	0.20 [d]	0.80	1.00	(0.06)	—	(0.06)	—	19.59	5.41 *	1	.45 *[d]	1.06 *[d]	33.53 *

Class Y
July 31, 2008	$20.70	0.80 [d]	(1.57)	(0.77)	(0.96)	(0.97)	(1.93)	— [e]	$18.00	(4.16)	$16,726	.09 [d]	4.11 [d]	129.01
July 31, 2007	20.45	0.73 [d]	0.95	1.68	(0.74)	(0.69)	(1.43)	— [e]	20.70	8.36	23,621	.06 [d]	3.52 [d]	56.75
July 31, 2006	20.76	0.63 [d,f]	(0.05)	0.58	(0.55)	(0.34)	(0.89)	— [e]	20.45	2.79	41,478	.09 [d]	3.07 [d,f]	61.79
July 31, 2005***	19.71	0.29 [d]	0.84	1.13	(0.08)	—	(0.08)	—	20.76	5.76 *	44,492	.07 *[d]	1.42 *[d]	33.53 *

See page 113 for Notes to Financial Highlights.

18	P R O S P E C T U S	19	P R O S P E C T U S

Financial highlights (For a common share outstanding throughout the period)† (continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

										Total
										return			Ratio of
	Net asset		Net realized							at net		Ratio	net investment
	value,		and unrealized	Total from	From net	From net			Net asset	asset	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	realized gain on	Total	Redemption	value, end	value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)

Putnam RetirementReady Maturity Fund

Class A
July 31, 2008	$19.02	0.71 [d]	(1.28)	(0.57)	(0.78)	(0.82)	(1.60)	— [e]	$16.85	(3.37)	$14,067	.34 [d]	3.89 [d]	138.89
July 31, 2007	18.64	0.66 [d]	0.70	1.36	(0.71)	(0.27)	(0.98)	— [e]	19.02	7.43	22,651	.33 [d]	3.45 [d]	62.34
July 31, 2006	19.15	0.58 [d,f]	(0.23)	0.35	(0.61)	(0.25)	(0.86)	— [e]	18.64	1.82	31,206	.35 [d]	3.07 [d,f]	61.89
July 31, 2005***	18.63	0.27 [d]	0.50	0.77	(0.25)	—	(0.25)	—	19.15	4.15 *	25,732	.26 *[d]	1.41 *[d]	41.89 *

Class B
July 31, 2008	$19.04	0.56 [d]	(1.28)	(0.72)	(0.62)	(0.82)	(1.44)	— [e]	$16.88	(4.12)	$43	1.09 [d]	3.03 [d]	138.89
July 31, 2007	18.65	0.52 [d]	0.71	1.23	(0.57)	(0.27)	(0.84)	— [e]	19.04	6.65	219	1.08 [d]	2.70 [d]	62.34
July 31, 2006	19.16	0.44 [d,f]	(0.24)	0.20	(0.46)	(0.25)	(0.71)	— [e]	18.65	1.06	138	1.10 [d]	2.31 [d,f]	61.89
July 31, 2005***	18.65	0.16 [d]	0.50	0.66	(0.15)	—	(0.15)	—	19.16	3.55 *	124	.82 *[d]	.83 *[d]	41.89 *

Class C
July 31, 2008	$19.07	0.57 [d]	(1.28)	(0.71)	(0.63)	(0.82)	(1.45)	— [e]	$16.91	(4.06)	$1	1.09 [d]	3.14 [d]	138.89
July 31, 2007	18.66	0.53 [d]	0.69	1.22	(0.54)	(0.27)	(0.81)	— [e]	19.07	6.62	1	1.08 [d]	2.77 [d]	62.34
July 31, 2006	19.17	0.45 [d,f]	(0.24)	0.21	(0.47)	(0.25)	(0.72)	— [e]	18.66	1.09	1	1.10 [d]	2.31 [d,f]	61.89
July 31, 2005***	18.65	0.15 [d]	0.52	0.67	(0.15)	—	(0.15)	—	19.17	3.59 *	1	.82 *[d]	.81 *[d]	41.89 *

Class M
July 31, 2008	$19.07	0.62 [d]	(1.29)	(0.67)	(0.69)	(0.82)	(1.51)	— [e]	$16.89	(3.87)	$125	.84 [d]	3.54 [d]	138.89
July 31, 2007	18.64	0.56 [d]	0.71	1.27	(0.57)	(0.27)	(0.84)	— [e]	19.07	6.88	14	.83 [d]	2.94 [d]	62.34
July 31, 2006	19.16	0.52 [d,f]	(0.27)	0.25	(0.52)	(0.25)	(0.77)	— [e]	18.64	1.33	75	.85 [d]	2.86 [d,f]	61.89
July 31, 2005***	18.65	0.20 [d]	0.50	0.70	(0.19)	—	(0.19)	—	19.16	3.76 *	2	.64 *[d]	1.07 *[d]	41.89 *

Class R
July 31, 2008	$19.03	0.65 [d]	(1.28)	(0.63)	(0.73)	(0.82)	(1.55)	— [e]	$16.85	(3.62)	$155	.59 [d]	3.63 [d]	138.89
July 31, 2007	18.64	0.62 [d]	0.70	1.32	(0.66)	(0.27)	(0.93)	— [e]	19.03	7.16	81	.58 [d]	3.22 [d]	62.34
July 31, 2006	19.17	0.54 [d,f]	(0.25)	0.29	(0.57)	(0.25)	(0.82)	— [e]	18.64	1.56	48	.60 [d]	2.97 [d,f]	61.89
July 31, 2005***	18.65	0.22 [d]	0.52	0.74	(0.22)	—	(0.22)	—	19.17	3.97 *	1	.45 *[d]	1.19 *[d]	41.89 *

Class Y
July 31, 2008	$19.07	0.75 [d]	(1.28)	(0.53)	(0.82)	(0.82)	(1.64)	— [e]	$16.90	(3.12)	$7,191	.09 [d]	4.13 [d]	138.89
July 31, 2007	18.68	0.71 [d]	0.71	1.42	(0.76)	(0.27)	(1.03)	— [e]	19.07	7.70	9,729	.08 [d]	3.70 [d]	62.34
July 31, 2006	19.20	0.62 [d,f]	(0.23)	0.39	(0.66)	(0.25)	(0.91)	— [e]	18.68	2.07	13,756	.10 [d]	3.26 [d,f]	61.89
July 31, 2005***	18.67	0.30 [d]	0.51	0.81	(0.28)	—	(0.28)	—	19.20	4.34 *	21,787	.07 *[d]	1.56 *[d]	41.89 *

See page 113 for Notes to Financial Highlights.

20	P R O S P E C T U S	21	P R O S P E C T U S

Financial highlights (Continued)

† Adjusted to reflect a 3 for 1 share split as of the close of business on May 15, 2009. The share split had no impact on the fund’s net assets or total return.

* Not annualized.

** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each funds’ average net assets:

	7/31/08	7/31/07	7/31/06	7/31/05

Putnam RetirementReady 2050 Fund	0.05%	0.04%	3.23%	12.75%

Putnam RetirementReady 2045 Fund	0.02	0.01	0.10	0.57

Putnam RetirementReady 2040 Fund	0.01	0.01	0.08	0.40

Putnam RetirementReady 2035 Fund	0.01	0.01	0.04	0.20

Putnam RetirementReady 2030 Fund	0.01	0.01	0.02	0.13

Putnam RetirementReady 2025 Fund	0.01	0.01	0.01	0.08

Putnam RetirementReady 2020 Fund	0.01	0.01	<0.01	0.07

Putnam RetirementReady 2015 Fund	<0.01	0.01	<0.01	0.06

Putnam RetirementReady 2010 Fund	0.01	0.02	0.01	0.09

Putnam RetirementReady Maturity Fund	<0.01	0.00	0.05	0.28

e Amount represents less than $0.01 per share.

f The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

1 For the period December 22, 2005 to July 31, 2006.

2 For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

22   PROSPECTUS

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23   PROSPECTUS

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